Management of Financial Risks - Additional Information (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 24, 2020
Disclosures Of Financial Risk Management [Line Items]
Net cash flow used in operating activities	€ 51,720	€ 43,310	€ 47,857
European High Growth Opportunities Fund
Disclosures Of Financial Risk Management [Line Items]
Percentage of permissible dilution	20.00%			20.00%
Undrawn borrowing facilities	€ 33,000
Closing market price	€ 7.10
European High Growth Opportunities Fund | Top of range
Disclosures Of Financial Risk Management [Line Items]
Undrawn borrowing facilities	€ 42,000			€ 60,000
Liquidity risk
Disclosures Of Financial Risk Management [Line Items]
Net cash flow used in operating activities	€ (51,700)	€ (43,300)	€ (47,900)